Cash and cash equivalents and short-term investments (Tables)	12 Months Ended
Dec. 31, 2012
Cash and cash equivalents and short-term investments [Abstract]
Short-term investments

As of December 31, 2012 (in thousands)	Cost basis	Unrealized Gains	Unrealized Losses	Recorded Basis

Dutch Treasury Certificates	279,988	-	-	279,988
Deposits	650,017	-	-	650,017

Total	930,005	-	-	930,005